CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net sales	$ 404,593	$ 917,752	$ 1,249,484	$ 1,086,989
Cost of sales	256,349	584,033	787,017	672,745
Gross profit	148,244	333,719	462,467	414,244
Operating Expenses:
Selling, general and administrative expenses	115,533	255,409	354,754	318,820
Depreciation and amortization	12,837	17,707	23,739	20,240
Merger related expenses	39,641	19,049	0	0
Total operating expenses	168,011	292,165	378,493	339,060
Operating (loss) income	(19,767)	41,554	83,974	75,184
Loss on extinguishment of debt, net	0	(2,214)	0	(11,486)
Interest expense	(19,773)	(16,631)	(24,355)	(18,710)
Interest and other income	593	1,499	1,892	1,762
Total	(38,947)	24,208	61,511	46,750
Income tax (benefit) provision	(10,503)	11,384	23,837	18,829
Net income (loss) attributable to common stockholders	$ (28,444)	$ 12,824	$ 37,674	$ 27,921